UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       March 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Linda L. Bender
Title:         Vice President/Personal Trust Officer
Phone:         (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender   Wisconsin Rapids, Wisconsin  April 22, 2002
--------------------- ---------------------------  --------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      Form 13F SUMMARY PAGE

                         Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            48

Form 13F Information Table Value Total:      $127,181
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE







                              WOODTRUST ASSET MANAGEMENT, N.A.
                                          FORM 13F
                                       March 31, 2002

                                                                                       Voting Authority
                             Title
                               of             Value    Shares/  Sh/ Put/ Invst  Otr
Name of Issuer               Class   CUSIP   (x$1000)  Prn Amt  Prn Call Dsctn Mgrs    Sole   Shared None
--------------               -----  ------   -------   -------  --- ---- ----- ----   -----    ----  ----
ABBOTT LABS                   COM  002824100      978    18,590 SH       Sole          18,284    306    0
ABBOTT LABS                   COM  002824100       32       600 SH       Other            600      0    0
ALBERTSONS INC                COM  013104104      973    29,374 SH       Sole          28,816    558    0
ALBERTSONS INC                COM  013104104       83     2,500 SH       Other          2,500      0    0
AMERICAN EXPRESS CO           COM  025816109    1,015    24,779 SH       Sole          24,379    400    0
AMGEN INC                     COM  031162100    1,730    28,990 SH       Sole          28,734    256    0
AOL TIME WARNER INC           COM  00184A105    1,041    44,003 SH       Sole          43,374    629    0
ASSOCIATED BANC CORP          COM  045487105      499    13,131 SH       Sole          13,131      0    0
ASSOCIATED BANC CORP          COM  045487105       21       550 SH       Other            550      0    0
BAXTER INTERNATIONAL INC      COM  071813109    2,388    40,116 SH       Sole          39,510    606    0
BAXTER INTERNATIONAL INC      COM  071813109       60     1,000 SH       Other          1,000      0    0
BERKSHIRE HATHAWAY INC        COM  084670207    3,234     1,365 SH       Sole           1,344     21    0
BERKSHIRE HATHAWAY INC        COM  084670207       95        40 SH       Other             40      0    0
BRISTOL MYERS SQUIBB CO       COM  110122108      651    16,074 SH       Sole          16,074      0    0
BRISTOL MYERS SQUIBB CO       COM  110122108       20       500 SH       Other            500      0    0
CISCO SYSTEMS INC             COM  17275R102      568    33,557 SH       Sole          33,557      0    0
CITIGROUP INC                 COM  172967101    2,999    60,560 SH       Sole          59,632    928    0
COCA COLA CO                  COM  191216100      423     8,092 SH       Sole           8,092      0    0
COCA COLA CO                  COM  191216100      233     4,465 SH       Other          4,465      0    0
CONCORD EFS INC               COM  206197105      307     9,224 SH       Sole           9,224      0    0
DELL COMPUTER CORP            COM  247025109    1,262    48,350 SH       Sole          47,487    863    0
DELL COMPUTER CORP            COM  247025109       26     1,000 SH       Other          1,000      0    0
EASTMAN KODAK COMPANY         COM  277461109      968    31,057 SH       Sole          30,541    516    0
EMC CORP/MASS                 COM  268648102      322    26,977 SH       Sole          26,977      0    0
EMC CORP/MASS                 COM  268648102        1        50 SH       Other             50      0    0
EXXON MOBIL CORP              COM  30231G102    2,653    60,525 SH       Sole          59,982    543    0
EXXON MOBIL CORP              COM  30231G102      146     3,340 SH       Other          3,340      0    0
FEDERAL NATIONAL MORTGAGE     COM  313586109    1,633    20,444 SH       Sole          20,072    372    0
FEDERAL NATIONAL MORTGAGE     COM  313586109       24       300 SH       Other            300      0    0
GENERAL ELECTRIC CORP         COM  369604103    3,359    89,685 SH       Sole          88,896    789    0
GENERAL ELECTRIC CORP         COM  369604103      165     4,419 SH       Other          4,419      0    0
GOLDMAN SACHS GROUP INC       COM  38141G104    1,220    13,516 SH       Sole          13,277    239    0
HEINZ H J CO                  COM  423074103      313     7,545 SH       Sole           7,545      0    0
HOME DEPOT INC                COM  437076102    1,978    40,688 SH       Sole          40,192    496    0
ILLINOIS TOOL WORKS           COM  452308109      362     5,000 SH       Sole           5,000      0    0
INTEL CORP                    COM  458140100    2,282    75,045 SH       Sole          74,196    849    0
INTEL CORP                    COM  458140100      216     7,090 SH       Other          7,090      0    0
INT'L BUSINESS MACHINES CORP  COM  459200101    1,825    17,550 SH       Sole          17,265    285    0
JOHNSON & JOHNSON             COM  478160104      740    11,389 SH       Sole          11,389      0    0
JOHNSON & JOHNSON             COM  478160104       26       400 SH       Other            400      0    0
KIMBERLY-CLARK CORP           COM  494368103      481     7,442 SH       Sole           7,442      0    0
MARSHALL & ILSLEY CORP        COM  571834100    1,371    22,033 SH       Sole          22,033      0    0
MARSHALL & ILSLEY CORP        COM  571834100      183     2,940 SH       Other          2,940      0    0
MERCK & CO INC                COM  589331107      456     7,911 SH       Sole           7,911      0    0
MERCK & CO INC                COM  589331107      175     3,035 SH       Other          3,035      0    0
MGIC INVESTMENT CORP          COM  552848103      828    12,093 SH       Sole          11,874    219    0
MINNESOTA MINING              COM  604059105       97       845 SH       Sole             845      0    0
MINNESOTA MINING              COM  604059105      113       984 SH       Other            984      0    0
ORACLE CORPORATION            COM  68389X105      159    12,385 SH       Sole          12,385      0    0
PEPSICO INC                   COM  713448108    2,328    45,207 SH       Sole          44,562    645    0
PFIZER INC                    COM  717081103    2,191    55,122 SH       Sole          54,557    565    0
RENAISSANCE LEARNING INC      COM  75968L105   65,127 1,991,640 SH       Sole       1,990,646    994    0
RENAISSANCE LEARNING INC      COM  75968L105       98     3,000 SH       Other          3,000      0    0
SBC COMMUNICATIONS INC        COM  78387G103      426    11,384 SH       Sole          11,384      0    0
SBC COMMUNICATIONS INC        COM  78387G103       75     2,000 SH       Other          2,000      0    0
STORA ENSO CORPORATION        COM  86210M106    3,286   255,291 SH       Sole         255,291      0    0
SUN MICROSYSTEMS INC          COM  866810104      113    12,821 SH       Sole          12,821      0    0
TYCO INTL LTD                 COM  902124106      235     7,271 SH       Sole           7,271      0    0
UNITEDHEALTH GROUP INC        COM  91324P102    1,154    15,107 SH       Sole          14,847    260    0
WALGREEN COMPANY              COM  931422109    1,066    27,200 SH       Sole          26,765    435    0
WALGREEN COMPANY              COM  931422109       16       400 SH       Other            400      0    0
WALMART STORES INC            COM  931142103    1,805    29,451 SH       Sole          28,966    485    0
WASHINGTON MUT INC            COM  939322103    1,223    36,907 SH       Sole          36,257    650    0
WASTE MGMT INC DEL            COM  94106L109    2,186    80,217 SH       Sole          78,945  1,272    0
WELLS FARGO & CO              COM  949746101    2,295    46,459 SH       Sole          45,812    647    0
WELLS FARGO & CO              COM  949746101       74     1,500 SH       Other          1,500      0    0
WRIGLEY CO                    COM  982526105    1,412    26,495 SH       Sole          25,992    503    0
WYETH                         COM  983024100      248     3,774 SH       Sole           3,774      0    0
WYETH                         COM  983024100       26       400 SH       Other            400      0    0
NOKIA CORP SPNSD ADR          COM  654902204    1,013    48,835 SH       Sole          48,126    709    0
NOKIA CORP SPNSD ADR          COM  654902204       50     2,400 SH       Other          2,400      0    0

REPORT SUMMARY                 48             127,181 3,574,429                     3,558,389 16,040    0
